Other non-current assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other Assets, Noncurrent Disclosure [Abstract]
Deferred tax effect of internal transfer of assets –long term portion	$ 74.8	$ 83.7
Other, including Equipment	0.1	1.3
Total other non-current assets	$ 74.9	$ 85.0